FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Our assets and liabilities measured at fair value on a recurring basis consisted of the following as of January 31, 2023 and 2022:

	January 31, 2023
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$288	$—
Total assets	$—	$288	$—
Liabilities:
Foreign currency forward contracts	$—	$1,592	$—
Total liabilities	$—	$1,592	$—

	January 31, 2022
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$140	$—
Total assets	$—	$140	$—
Liabilities:
Foreign currency forward contracts	$—	$801	$—
Total liabilities	$—	$801	$—

Schedule of Changes in the Estimated Fair Value using Significant Unobservable Inputs	The following table presents the changes in the estimated fair values of our liabilities for contingent consideration measured using significant unobservable inputs (Level 3) for the years ended January 31, 2023 and 2022:

	Year Ended January 31,
(in thousands)	2023	2022
Fair value measurement, beginning of year	$—	$2,923
Changes in fair values, recorded in operating expenses	—	(185)
Payments of contingent consideration	—	(2,738)
Fair value measurement at end of year	$—	$—